INTEREST EXPENSES, NET AND OTHER FINANCING EXPENSES, NET	12 Months Ended
Dec. 31, 2014
INTEREST EXPENSES, NET AND OTHER FINANCING EXPENSES, NET [Abstract]
INTEREST EXPENSES, NET AND OTHER FINANCING EXPENSES, NET
NOTE 19	-	INTEREST EXPENSES, NET AND OTHER FINANCING EXPENSES, NET

A.	Interest Expenses, Net

Interest expenses net, for the years ended December 31, 2014, 2013 and 2012 were $33,409, $32,971 and $31,808, respectively.

B.	Other Financing Expenses, Net

Other financing expenses, net consist of the following:

	Year ended December 31,
	2014	2013	2012
Debentures Series F accretion and amortization including accelerated accretion associated with Debentures Series F (see Note 13C above)	$39,494	$13,113	$5,365
Jazz Notes accretion and amortization	9,307	6,770	5,705
Jazz 2014 Exchange Agreement related financing costs, see Note 13E	9,817	--	--
Changes in fair value, (total level 3 changes in fair value as reported in Note 14D)	(1,669)	1,792	10,827
Changes in fair value on debentures, derivatives and warrants - other than level 3	--	--	1,284
Exchange rate difference	(5,352)	4,038	2,707
Other	3,807	2,125	1,695
Other financing expenses, net	$55,404	$27,838	$27,583